UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from July 1, 2014 to July 31, 2014 Commission File Number of issuing entity: 333-165957-02

Bank of America Auto Trust 2012-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-165957

Bank of America Auto Receivables Securitization, LLC
(Exact name of depositor as specified in its charter)

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-6885893
(I.R.S. Employer Identification No.)

℅ Bank of America Auto Receivables Securitization, LLC 100 N. Tryon Street Charlotte, NC	28255
(Address of principal executive offices of the issuing entity)	(zip code)

(980) 683-4915
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 notes	[___]	[___]	[ X ]	__________
Class A-2 notes	[___]	[___]	[ X ]	__________
Class A-3 notes	[___]	[___]	[ X ]	__________
Class A-4 notes	[___]	[___]	[ X ]	__________
Class B notes	[___]	[___]	[ X ]	__________
Class C notes	[___]	[___]	[ X ]	__________
Class D notes	[___]	[___]	[ X ]	__________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes    X    No

PART I – DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

On August 15, 2014, a distribution was made to holders of notes of the issuing entity. The description of the distribution and pool performance for the distribution period from July 1, 2014 to July 31, 2014 is provided on the distribution report attached as Exhibit 99.1 to this Form 10-D.

Repurchase Demand Activity (Rule 15Ga-1)
No Activity to Report

Most Recent Form ABS – 15G
Filed by: Bank of America Auto Receivables Securitization, LLC
CIK#: 0001488082
Filing Date: February 4, 2014

Filed by: Bank of America, N.A.
CIK#: 0001102113
Filing Date: August 7, 2014

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Legal proceeding from U. S. Bank National Association

On June 18, 2014, a civil complaint was filed in the Supreme Court of the State of New York, New York County, by a group of institutional investors against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts.  The plaintiffs are investment funds formed by nine investment advisors (AEGON, BlackRock, Brookfield, DZ Bank, Kore, PIMCO, Prudential, Sealink and TIAA) that purport to be bringing suit derivatively on behalf of 841 RMBS trusts that issued $771 billion in original principal amount of securities between 2004 and 2008.  According to the plaintiffs, cumulative losses for these RMBS trusts equal $92.4 billion as of the date of the complaint.  The complaint is one of six similar complaints filed against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo) by certain of these plaintiffs.  The complaint against U.S. Bank alleges the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and asserts causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality.  The complaint also asserts that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and that the trustee purportedly failed to abide by appropriate standards of care following events of default.  Relief sought includes money damages in an unspecified amount and equitable relief.  Other cases alleging similar causes of action have previously been filed against U.S. Bank and other trustees by RMBS investors in other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9.  Exhibits.

ITEM 9.01 (c). Exhibits.
The following is filed as Exhibit to this Report under Exhibit 99:

Exhibit No.                      Description

99.1	Distribution report (The Indenture Trustee Certificate Statement to Noteholders) of the issuing entity, relating to the August 15, 2014 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  August 22, 2014                                                                                   Bank of America Auto Receivables Securitization, LLC

By: /s/ Stephanie L. Vincent
Name: Stephanie L. Vincent
Title: Treasurer